CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Regulated Operations [Abstract]
Summary of Company's Capital Structure	As at December 31, 2025 and 2024, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2025	2024
Short-term notes payable	100	200
Long-term debt payable within one year	925	1,150
Less: cash and cash equivalents	(549)	(716)
	476	634

Long-term debt	18,092	16,329
Common shares	5,721	5,713
Retained earnings	6,911	6,360
Total capital	31,200	29,036